Trade receivables and other assets (Tables)	3 Months Ended
Mar. 31, 2022
Trade receivables and other assets.
Summary of trade receivables and other assets

in EUR k	Mar 31, 2022	Dec 31, 2021
Non‑current
Other assets - Rental deposits	2,922	2,922
Other assets – Others	50	50
	2,972	2,972
Current
Trade receivables, net	18,209	21,065
Contract assets, net	2,916	3,272
Other assets	5,443	5,453
	26,568	29,790
Total non-current and current trade receivables and other assets	29,540	32,762

Summary of expected credit loss rate on total gross trade receivables and contract assets

in EUR k	Mar 31, 2022	Dec 31, 2021
Not past due	9,355	17,978
Past due 1-30 days	2,743	1,476
Past due 31-90 days	6,487	2,596
Past due more than 90 days	8,403	8,004
Total gross amount of trade receivables and contract assets	26,988	30,054

Expected credit loss rate
Not past due	1.5%	0.9%
Past due 1-30 days	6.9%	7.7%
Past due 31-90 days	4.8%	11.7%
Past due more than 90 days	62.1%	64.1%
Expected credit loss rate on total gross trade receivables and contract assets	21.7%	19.0%

Expected credit loss	5,863	5,717